Term Loans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Term Loan Agreement, covenant terms, minimum liquidity
Closing Date through December 31, 2012	$ 1,000,000
January 1, 2013 through March 31, 2013	1,500,000
April 1, 2013 through June 30, 2013	2,000,000
July 1, 2013 through September 30, 2013	2,500,000
October 1, 2013 and at all times thereafter	3,000,000
September 17, 2012 through November 13, 2012	200,000
November 13, 2012 through December 31, 2012	1,000,000
January 1, 2013 through March 22, 2013	1,500,000
March 22, 2013 through June 30, 2013	200,000
July 1, 2013 through September 30, 2013	1,500,000
October 1, 2013 through December 31, 2013	2,000,000
January 1, 2014 through March 31, 2014	2,500,000
April 1, 2014 and at all times thereafter	$ 3,000,000